Other Non-current Liabilities (Narrative) (Details) CAD in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2011 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD loan	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($)	Dec. 31, 2011 CAD
Disclosure of financial liabilities [line items]
Present value of obligation		$ 12,420		$ 11,614	$ 12,420
Export Development Canada [member]
Disclosure of financial liabilities [line items]
Financing fees					(286)
Present value of obligation		8,625		$ 8,344	8,625
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of financial liabilities [line items]
Borrowings, term			5 years	5 years
Notional amount				$ 0		CAD 6,000
Loan calculation eligible cost percentage						50.00%
Maximum loan draw per disbursement | CAD						CAD 1,500
Borrowings, interest rate				3.67%
Loan repayment rate per year				20.00%
Present value of obligation		3,239		$ 2,896	3,239
Post-retirement Benefit [member]
Disclosure of financial liabilities [line items]
Defined contribution plan, employer guaranteed minimum return rate on employee contributions			3.75%	3.75%
Defined contribution plan, employer guaranteed minimum return rate on employer contributions			3.25%	3.25%
Potential additional liabilities				$ 330
Present value of obligation		377		330	377
Repayable Government Contributions [member]
Disclosure of financial liabilities [line items]
Present value of obligation		154			154
Current portion		$ 154			154
Credit Facility [member]
Disclosure of financial liabilities [line items]
Notional amount				$ 2,391
Credit Facility [member] | Export Development Canada [member]
Disclosure of financial liabilities [line items]
Borrowings, term		5 years
Notional amount		$ 9,000			9,000
Number of quarterly loan repayments | loan			4	4
Number of quarterly loan repayments subsequent to first four quarterly payments | loan			16	16
Loan quarterly repayment amount, first term				$ 250
Loan quarterly repayment amount, remaining term				500
Amortized cost of loan		$ 8,625		8,344	8,625
Interest expense				1,306	199
Accretion of deferred financing fees				$ 102	$ 26
Borrowings, interest rate				10.00%
Credit Facility [member] | Export Development Canada [member] | U.S. Prime Rate [member]
Disclosure of financial liabilities [line items]
Basis spread on rate			7%	7%
Credit Facility [member] | Export Development Canada [member] | U.S. Prime Rate If Certain Annual Earnings Are Met [member]
Disclosure of financial liabilities [line items]
Basis spread on rate			5%	5%
Technologies Partnerships Canada (TPC) [member] | Repayable Government Contributions [member]
Disclosure of financial liabilities [line items]
Loan repayment amount, quarterly | CAD	CAD 1,500
Loan maturity date			Sep. 01, 2017	Sep. 01, 2017
Rate of additional payment of net proceeds of all equity instrument financing				3.00%
Contingent payment | CAD			CAD 800